Leases - Summary of information about leases of lessor in cash flow statement (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of quantitative information about leases for lessor [abstract]
Cash inflow for leases as a lessor	£ 37